Technology Intellectual Property (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended				191 Months Ended	0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2012	Jan. 14, 2013 iPTerra Technologies, Inc	Mar. 22, 2013 iPMine Communication And Mine Safety System	Jan. 03, 2013 iPMine Communication And Mine Safety System
Noncash or Part Noncash Acquisitions [Line Items]
Acquisition terms							Which is to be paid to the seller within a one year period from the closing date.		The terms of the agreement includes exclusivity for the European market for a five year term renewable with an additional five year term and first right of refusal to acquire 100% of the iPMine intellectual property.
Shares Issued In Consideration With Acquisition, Shares								20,000,000	300,000
Shares issued for acquisition, Amount	$ 600,000			$ 2,150,000	$ 3,000	$ 2,150,000		$ 20,000	$ 300
Acquisition percentage							100.00%	100.00%	100.00%
Total purchase consideration							5,500	10,000,000
Debt assumed in acquisition								$ 9,980,000